================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22520

                         Oppenheimer Short Duration Fund
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--25.2%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.0%
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.8%
American Honda Finance Corp.:
2.375% Sr. Unsec. Nts., 3/18/13(1)                             $ 1,970,000               $     2,000,846
4.625% Sr. Unsec. Nts., 4/2/13(1)                                  300,000                       311,461
--------------------------------------------------------------------------------------------------------
Daimler Finance North America LLC, 1.799% Sr. Unsec.
Nts., 7/11/13(1),(2)                                             1,500,000                     1,512,708
--------------------------------------------------------------------------------------------------------
Volkswagen International Finance NV, 1.224% Sr. Unsec.
Nts., 3/21/14(1),(2)                                             3,000,000                     3,000,591
                                                                                         ---------------
                                                                                               6,825,606
--------------------------------------------------------------------------------------------------------
MEDIA--0.2%
Comcast Holdings Corp., 10.625% Sr. Sub. Debs., 7/15/12            350,000                       356,777
--------------------------------------------------------------------------------------------------------
FINANCIALS--18.0%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Credit Suisse of New York, 3.45% Sr. Unsec. Nts., 7/2/12         4,800,000                     4,825,238
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--11.4%
Barclays Bank plc, 5.45% Sr. Unsec. Unsub. Nts., 9/12/12         1,850,000                     1,879,972
--------------------------------------------------------------------------------------------------------
HSBC Bank plc:
0.866% Sr. Unsec. Unsub. Nts., 1/18/13(1),(2)                    2,150,000                     2,153,517
1.16% Sr. Unsec. Nts., 8/12/13(1),(2)                            1,000,000                     1,001,631
--------------------------------------------------------------------------------------------------------
National Australia Bank Ltd., 1.23% Nts., 12/10/13(1),(2)        2,000,000                     1,997,758
--------------------------------------------------------------------------------------------------------
Nordea Bank AB, 1.75% Sr. Unsec. Unsub. Nts., 10/4/13(1)         1,000,000                     1,001,854
--------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 0.603% Sr. Unsec. Nts., 5/21/12(2)         2,500,000                     2,500,060
--------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, 2.875% Sr. Unsec. Unsub. Nts.,
9/14/12(1)                                                       3,000,000                     3,024,309
--------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank, 0.997% Sr. Unsec. Unsub. Nts.,
11/1/13(2)                                                       3,000,000                     3,017,430
--------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
1.205% Sr. Unsec. Unsub. Nts., 12/9/13(2),(3)                    1,610,000                     1,614,582
2.25% Sr. Unsec. Unsub. Bonds, 11/19/12                          2,500,000                     2,523,768
                                                                                         ---------------
                                                                                              20,714,881
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
American Express Credit Corp., 5.875% Sr. Unsec. Nts.,
5/2/13                                                           1,000,000                     1,049,534
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
ING Bank NV:
1.524% Sr. Unsec. Nts., 3/15/13(1),(2)                           2,500,000                     2,504,490
2.65% Sr. Unsec. Unsub. Nts., 1/14/13(1)                         2,075,000                     2,086,099
                                                                                         ---------------
                                                                                               4,590,589
--------------------------------------------------------------------------------------------------------
INSURANCE--0.8%
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
Nts., 9/17/12                                                    1,375,000                     1,389,350
--------------------------------------------------------------------------------------------------------
HEALTH CARE--0.5%
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Anthem, Inc., 6.80% Unsec. Unsub. Bonds, 8/1/12                  1,000,000                     1,015,343
--------------------------------------------------------------------------------------------------------

1 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.7%
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Capital Corp.:
0.636% Sr. Unsec. Unsub. Nts., 7/27/12(2)                      $ 1,000,000               $     1,001,028
0.672% Sr. Unsec. Unsub. Nts., 8/2/12(2)                           200,000                       200,180
1.319% Sr. Unsec. Unsub. Nts., 1/7/14(2)                         2,000,000                     2,013,720
1.474% Sr. Unsec. Nts., Series A, 9/23/13(2)                       500,000                       502,422
4.25% Sr. Unsec. Nts., Series A, 6/15/12                           500,000                       502,121
6% Nts., 6/15/12                                                   750,000                       755,519
                                                                                         ---------------
                                                                                               4,974,990
                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $45,591,787)                                            45,742,308
--------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.9%
Bank of Nova Scotia, Houston TX, 1.016%, 1/30/14(2)              3,000,000                     3,010,535
--------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 1.166%, 7/23/12(2)                          400,000                       400,278
--------------------------------------------------------------------------------------------------------
Commonwealth Bank of Australia, 1.224%, 6/14/13(2),(3)           3,000,000                     3,019,986
--------------------------------------------------------------------------------------------------------
HSBC Bank plc, 1.266%, 1/17/14(1),(2)                            2,500,000                     2,510,275
--------------------------------------------------------------------------------------------------------
Nordea Bank AB, 0.909%, 4/5/13(2)                                2,000,000                     2,000,690
--------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.56%, 9/10/12(2)                                                1,500,000                     1,500,687
0.77%, 11/28/12                                                  2,000,000                     2,005,750
--------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, New York, 0.924%, 3/8/13(2)               3,000,000                     2,998,896
--------------------------------------------------------------------------------------------------------
Swedbank AB, New York, 0.715%, 5/21/12                             500,000                       500,000
                                                                                         ---------------
Total Certificates of Deposit (Cost $17,893,072)                                              17,947,097
--------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--3.4%
American Express Bank, 0.369%, 5/29/12(2)                        3,215,000                     3,213,574
--------------------------------------------------------------------------------------------------------
Royal Bank of Canada, 1.166%, 10/30/14(2)                        3,000,000                     3,028,845
                                                                                         ---------------
Total Direct Bank Obligations (Cost $6,213,574)                                                6,242,419
--------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--61.3%
--------------------------------------------------------------------------------------------------------
BEVERAGES--8.4%
Bacardi Corp., 0.43%, 5/2/12(3)                                  4,400,000                     4,399,947
--------------------------------------------------------------------------------------------------------
Bacardi USA, Inc.:
0.43%, 5/2/12(3)                                                 1,300,000                     1,299,984
0.43%, 5/16/12(3)                                                1,000,000                       999,821
--------------------------------------------------------------------------------------------------------
Diageo Capital plc:
0.45%, 5/3/12(3)                                                 1,300,000                     1,299,968
0.47%, 5/10/12(3)                                                7,300,000                     7,299,142
                                                                                         ---------------
                                                                                              15,298,862
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
National Australia Bank, 2.35%, 11/16/12                         2,500,000                     2,522,813
--------------------------------------------------------------------------------------------------------
Rabobank Nederland, 2.65%, 8/17/12                               5,000,000                     5,028,590
                                                                                         ---------------
                                                                                               7,551,403
--------------------------------------------------------------------------------------------------------
INSURANCE--3.8%
Prudential Financial, Inc., 0.90%, 12/17/12(3)                   7,000,000                     6,959,980

2 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                 Principal
                                                                    Amount                         Value
--------------------------------------------------------------------------------------------------------
LEASING & FACTORING--11.9%
Daimler Finance NA LLC, 1.05%, 3/15/13(3)                     $  4,400,000              $      4,359,568
--------------------------------------------------------------------------------------------------------
Harley Davidson Funding, 0.40%, 5/2/12(3)                        8,600,000                     8,599,904
--------------------------------------------------------------------------------------------------------
Nissan Motor Co., 0.42%, 5/3/12(3)                               8,700,000                     8,699,797
                                                                                         ---------------
                                                                                              21,659,269
--------------------------------------------------------------------------------------------------------
MUNICIPALS--10.0%
Albany, NY Industrial Development Agency Bonds, 0.90%,
5/1/27(2)                                                        1,255,000                     1,255,000
--------------------------------------------------------------------------------------------------------
Albuquerque, NM Industrial Revenue Bonds, CVI Laser
Corp. Project, Series 1998, 1%, 6/1/18(2)                          500,000                       500,000
--------------------------------------------------------------------------------------------------------
Babylon, NY Industrial Development Agency Bonds, 0.60%,
3/1/24(2)                                                        1,500,000                     1,500,000
--------------------------------------------------------------------------------------------------------
Liberty Cnty., GA Industrial Authority Revenue Refunding
Bonds, 0.67%, 3/1/16(2)                                            965,000                       965,000
--------------------------------------------------------------------------------------------------------
MassDOT Western Turnpike Revenue Bonds, 0.942%, 1/1/13           3,000,000                     3,008,250
--------------------------------------------------------------------------------------------------------
Polk Cnty., FL Industrial Development Authority Revenue
Bonds, Watson Clinic, Series 1999, 0.69%, 12/1/18(2)             3,720,000                     3,720,000
--------------------------------------------------------------------------------------------------------
Staunton, VA Industrial Development Authority Revenue
Bonds, 0.47%, 2/1/27(2)                                            720,000                       720,000
--------------------------------------------------------------------------------------------------------
Union Cnty., AR Industrial Development Revenue Bonds,
0.50%, 10/1/27(2)                                                4,400,000                     4,400,000
--------------------------------------------------------------------------------------------------------
Village of Mundelein, IL Industrial Development Revenue
Bonds, 1%, 7/1/17(2)                                             1,995,000                     1,995,000
                                                                                         ---------------
                                                                                              18,063,250
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--4.4%
Reckitt Benckiser Treasury Services plc, 0.92%,
3/18/13(3)                                                       8,000,000                     7,946,382
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Teva Pharmaceutical Finance BV, 1.423%, 11/8/13(2)               1,500,000                     1,514,661
--------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.3%
Concord Minutemen Cap. Corp. LLC, 0.95%, 11/1/12                 7,500,000                     7,478,879
--------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 0.95%, 11/1/12(3)              7,500,000                     7,476,952
                                                                                         ---------------
                                                                                              14,955,831
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
Hasbro, Inc., 0.40%, 5/1/12(3)                                   8,650,000                     8,650,000
--------------------------------------------------------------------------------------------------------
TELEPHONE - UTILITY--4.1%
Vodafone Group plc, 1.25%, 2/8/13                                7,500,000                     7,441,485
--------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
B.A.T. International Finance plc, 0.42%, 5/9/12(3)               1,000,000                       999,907
                                                                                         ---------------
Total Short-Term Notes (Cost $110,949,981)                                                   111,041,030

                                                                     Shares
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--0.0%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23%(4),(5) (Cost $1,520)                                           1,520                         1,520

3 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

                                                                                                   Value
--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $180,649,934)
                                                                       99.8%            $    180,974,374
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                          0.2                     331,735
                                                              ------------------------------------------
Net Assets                                                            100.0%            $    181,306,109
                                                              ==========================================

Footnotes to Statement of Investments

----------
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,105,539 or 12.74% of the Fund's net assets as of April 30, 2012.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $73,625,920 or 40.61% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. Rate shown is the 7-day yield as of April 30, 2012.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES           GROSS         GROSS           SHARES
                                            JULY 29, 2011(a)       ADDITIONS    REDUCTIONS   APRIL 30, 2012
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                             241      65,701,279    65,700,000            1,520

                                                                                    VALUE           INCOME
-----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                                  $      1,520  $          1,279

----------

a. July 29, 2011 represents the last business day of the Fund's 2011 fiscal year. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

PREVIOUS ANNUAL PERIOD. The last day of the Fund's fiscal year was the last day the New York Stock Exchange was open for trading. The Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

4 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                        STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-----------------------------------------------------------------------------------------------------------------
Corporate debt, government debt,     Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and       issuer spreads on comparable securities, the credit quality, yield, maturity,
asset-backed securities              and other appropriate factors.

Loans Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked  bonds                  Information obtained from market participants
                                     regarding reported trade data and
                                     broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers

5 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                 LEVEL 2--
                                                                     OTHER           LEVEL 3--
                                              LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Bonds and Notes            $               -- $       45,742,308 $                --  $      45,742,308
Certificates of Deposit                              --         17,947,097                  --         17,947,097
Direct Bank Obligations                              --          6,242,419                  --          6,242,419
Short-Term Notes                                     --        111,041,030                  --        111,041,030
Investment Company                                1,520                 --                  --              1,520
                                    -----------------------------------------------------------------------------
Total Assets                         $            1,520 $      180,972,854 $                --   $    180,974,374
                                    -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

6 | Oppenheimer Short Duration Fund

Oppenheimer Short Duration Fund

STATEMENT OF INVESTMENTS April 30, 2012 (Unaudited)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     180,649,934
                                              =================

Gross unrealized appreciation                 $         327,586
Gross unrealized depreciation                            (3,146)
                                              -----------------
Net unrealized appreciation                   $         324,440
                                              =================

7 | Oppenheimer Short Duration Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Short Duration Fund

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/ Brian W. Wixted
    -------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012